Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (6,690)	$ (7,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	167	158
Share-based compensation	410	674
Exchange rate changes in cash and cash equivalents and short-term deposits	79	98
Non-cash short-term deposits interest	(8)	(348)
Changes in assets and liabilities:
Increase in trade receivables	(222)	(40)
Decrease in prepaid expenses and other receivables	170	651
Decrease in inventory	306	106
Decrease in right of use assets	135	62
Increase (decrease) in trade payables	193	(62)
Decrease in lease liabilities	(143)	(90)
Increase (decrease) in employees and other current liabilities	388	(460)
Net cash used in operating activities	(5,215)	(6,908)
Cash flows from investing activities:
Investment in of short-term deposits	(1,373)	(14,700)
Withdrawal of short-term deposits	1,065	1,400
Investment in restricted long-term deposits	(10)
Purchase of property and equipment	(34)	(322)
Net cash used in investing activities	(352)	(13,622)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs	4,727
Net cash provided by financing activities	4,727
Decrease in cash and cash equivalents	(840)	(20,530)
Cash and cash equivalents beginning of the year	10,533	23,659
Effect of foreign exchange rate on cash and cash equivalents	(41)	(98)
Cash and cash equivalents end of the year	9,652	3,031
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 64	$ 100